Consolidated Statements of Financial Condition (Unaudited) (Q3) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and due from banks	$ 44,740	$ 3,016	$ 4,124
Interest-bearing deposits in other banks	24,976	12,550	12,527
Cash and cash equivalents	69,716	15,566	16,651
Investment securities available-for-sale, at fair value	10,372	11,006	14,722
Loans receivable held for sale, at lower of cost or fair value	40,653	0	6,231
Loans receivable held for investment, net of allowance of $3,215 and $3,182	361,793	397,847	355,556
Accrued interest receivable	1,325	1,223	1,143
Federal Home Loan Bank (FHLB) stock, at cost	3,586	2,916	2,916
us-gaap_PropertyPlantAndEquipmentNet	2,714	2,783	2,242
Bank owned life insurance	3,135	3,100	3,047
Deferred tax assets, net	5,309	5,220	5,045
Investment in affordable housing limited partnership	84	163	342
Other assets	530	545	669
Total assets	499,217	440,369	409,397
Liabilities:
Deposits	325,336	297,724	281,414
FHLB advances	115,500	84,000	70,000
Junior subordinated debentures	3,570	4,335	5,100
Advance payments by borrowers for taxes and insurance	1,541	1,033	1,055
us-gaap_AccruedLiabilitiesAndOtherLiabilities	3,904	4,429	3,392
Total liabilities	449,851	391,521	360,961
Stockholders' Equity:
Preferred stock, $.01 par value, authorized 1,000,000 shares; none issued or outstanding	0	0	0
Additional paid-in capital	46,750	46,426	46,141
Retained earnings	8,364	8,425	8,631
Unearned Employee Stock Ownership Plan (ESOP) shares	(909)	(959)	(1,027)
Accumulated other comprehensive income (loss), net of tax	181	(23)	(283)
Treasury stock-at cost, 2,617,826 shares at September 30, 2020 and at December 31, 2019	(5,326)	(5,326)	(5,326)
Total stockholders' equity	49,366	48,848	48,436
Total liabilities and stockholders' equity	499,217	440,369	409,397
Common Stock Voting [Member]
Stockholders' Equity:
Common stock	219	218	213
Common Stock Non-Voting [Member]
Stockholders' Equity:
Common stock	$ 87	$ 87	$ 87